Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating activities
Profit before income tax	$ 100,993,902	$ 5,131	$ 57,096,844	$ 23,477,595
Items not requiring the use of cash:
Depreciation	129,115,727	6,560	135,206,080	127,662,344
Amortization of intangible and other assets	26,596,853	1,351	24,968,862	20,863,577
Equity interest in net income of associated companies	(267)		(91,385)	(189,950)
Loss on sale of property, plant and equipment	664,777	34	145,225	8,059
Net period cost of labor obligations	13,989,100	711	13,636,182	14,240,271
Foreign currency exchange loss, net	6,148,612	312	11,699,985	34,049,726
Interest income	(10,646,169)	(541)	(2,925,648)	(4,192,595)
Interest expense	31,771,433	1,614	30,300,781	33,862,012
Employee profit sharing	1,500,342	76	1,751,312	2,235,267
Loss (gain) in valuation of derivative financial instruments, capitalized interest expense and other, net	(7,518,445)	(382)	(19,010,851)	85,216
Gain on net monetary positions	(4,429,145)	(225)
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other, net	(15,420,291)	(783)	1,799,095	(14,192,651)
Prepaid expenses	3,264,685	166	4,588,584	792,979
Related parties	38,426	2	(558,651)	829,632
Inventories	(3,232,136)	(164)	(2,991,009)	3,076,159
Other assets	(6,081,740)	(309)	(4,763,394)	(2,944,581)
Employee benefits	(14,235,549)	(723)	(14,692,218)	(5,384,944)
Accounts payable and accrued liabilities	23,997,632	1,219	5,190,137	18,196,349
Employee profit sharing paid	(1,013,799)	(52)	(1,471,946)	(3,297,439)
Financial instruments and other	5,286,290	269	1,515,668	28,878,632
Deferred revenues	38,243	2	(452,913)	(972,376)
Interest received	1,215,800	62	819,940	3,239,845
Income taxes paid	(33,713,753)	(1,713)	(23,988,305)	(44,525,073)
Net cash flows provided by operating activities	248,330,528	12,617	217,772,375	235,798,054
Investing activities
Purchase of property, plant and equipment	(143,888,033)	(7,310)	(119,185,137)	(138,707,157)
Acquisition of intangibles	(7,933,647)	(403)	(17,538,541)	(16,316,738)
Dividends received	2,622,237	133	2,385,559	5,740,092
Proceeds from sale of plant, property and equipment	178,532	9	133,349	115,600
Acquisition of businesses, net of cash acquired	(310,604)	(16)	(6,878,793)	(1,823,813)
Partial sale of shares of associated company	548,484	28	340,040
Investments in associate companies				(3,487)
Net cash flows provided by (used in) investing activities	(148,783,031)	(7,559)	(140,743,523)	(150,995,503)
Financing activities
Loans obtained	155,263,221	7,888	143,607,726	64,281,631
Repayment of loans	(189,314,144)	(9,618)	(171,041,215)	(125,672,444)
Interest paid	(30,869,017)	(1,568)	(31,196,441)	(32,125,872)
Repurchase of shares	(511,421)	(26)	(1,233,371)	(7,021,247)
Dividends paid	(22,369,793)	(1,137)	(16,091,390)	(13,809,957)
Derivative financial instruments			(71,474)	(351,213)
Partial sale of shares in subsidiary				6,323,336
Redemption of hybrid bond	(13,440,120)	(683)
Acquisition of non-controlling interests	(115,821)	(6)	(11,930)	(2,280,278)
Net cash flows used in financing activities	(101,357,095)	(5,150)	(76,038,095)	(110,656,044)
Net (decrease) increase in cash and cash equivalents	(1,809,598)	(92)	990,757	(25,853,493)
Adjustment to cash flows due to exchange rate fluctuations, net	(800,913)	(41)	61,333	3,911,844
Cash and cash equivalents at beginning of the period	24,270,473	1,233	23,218,383	45,160,032
Cash and cash equivalents at end of the period	21,659,962	1,100	24,270,473	23,218,383
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end year	19,099,066	970	18,869,210	13,497,804
Redemption of exchangeable bond	16,446,262	836
Non-cash transactions	$ 35,545,328	$ 1,806	$ 18,869,210	$ 13,497,804